Cover Page	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Entity File Number	001-41625
Entity Registrant Name	Cool Company Ltd.
Entity Address, Address Line One	7 Clarges Street, 5th Floor
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W1J 8AE
Entity Address, Country	GB
Entity Central Index Key	0001944057
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Amendment Flag	false